Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Lease Expenses

Supplemental cash flow information related to operating leases was as follows:

Three months ended March 31, 2020
USD in thousands
Cash payments for operating leases	12
Cash payments for short-term lease	15
Total lease expenses	27

The components of lease expenses during the periods presented were as follows:

Year ended December 31, 2019
USD in thousands
Operating lease expenses	29
Short-term lease expenses	60
Total lease expenses	89

Schedule of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases during the period presented was as follows:

Year ended December 31, 2019
USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	29
ROU assets obtained in exchange for lease liabilities:
Operating leases	55

Schedule of Lease Term and Discount Rate Related to Operating Leases

Lease term and discount rate related to operating leases as of the period presented were as follows:

December 31, 2019
USD in thousands
Weighted-average remaining lease term (in years)	1.4
Weighted-average discount rate	10%

Schedule of Maturities Lease Liabilities Under Operating Leases

Future lease payments under operating leases as of March 31, 2020 were as follows:

Operating leases
USD in thousands
Remainder of 2020	25
2021	33
2022	23
Total future lease payments	81
Less imputed interest	(9)
Total lease liability balance	72

The maturities of lease liabilities under operating leases as of December 31, 2019 are as follows:

USD in thousands
2020	25
2021	21
2022	14
Total undiscounted lease payments	60
Less: Imputed interest	(7)
Total lease liabilities	53